Equity Line of Credit ("ELOC") (Details) - DevvStream Corp [Member] - USD ($)											1 Months Ended						3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 09, 2026	Jun. 08, 2026	May 05, 2026	Dec. 03, 2025	Jul. 18, 2025	Mar. 17, 2025	Oct. 29, 2024	Sep. 22, 2023	Aug. 22, 2023	Aug. 04, 2023	Jan. 31, 2026	Dec. 31, 2025	Aug. 31, 2025	Jul. 31, 2025	May 31, 2025	Mar. 31, 2025	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025	Jul. 31, 2025	Aug. 04, 2025	Nov. 06, 2024
Equity Line of Credit (“ELOC”) [Line Items]
Consideration to be paid							$ 125,000
Number of shares issued (in Shares)							9,176	2,549	6,372	9,176
Amount drawn, shares issued for ELOC commitment																	$ 58,333		$ 363,333	$ 363,333
Helena Global Investment Opportunities I Ltd [Member]
Equity Line of Credit (“ELOC”) [Line Items]
Value of shares reserved for issuance under equity line of credit							$ 40,000,000
Shares issued (in Shares)							50,000							845,700				2,257,700		845,700		50,000
Consideration to be paid						$ 125,000
Share price (in Dollars per share)							$ 7.5
Number of shares issued (in Shares)					8,986,320	16,666					500,000	411,000	300,000	350,500	334,600	160,600
Number of trading days							5 days													10 days
Amount drawn against ELOC														$ 3,328,081				$ 5,649,011		$ 3,328,081
Amount drawn, shares issued for ELOC commitment																		$ 2,320,930
Shares issued for ELOC commitment (in Shares)																		1,412,000
Helena Global Investment Opportunities I Ltd [Member] | Subsequent Event [Member]
Equity Line of Credit (“ELOC”) [Line Items]
Value of shares reserved for issuance under equity line of credit																					$ 300,000,000
Number of shares issued (in Shares)	3,333,561	3,016,649	3,600,000
Number of trading days		10 days
Equity Line of Credit [Member] | Helena Global Investment Opportunities I Ltd [Member]
Equity Line of Credit (“ELOC”) [Line Items]
Number of trading days							10 days
Maximum [Member] | Helena Global Investment Opportunities I Ltd [Member]
Equity Line of Credit (“ELOC”) [Line Items]
Value of shares reserved for issuance under equity line of credit																					300,000,000
Percentage of common shares under ELOC							100.00%
Amount of advance under ELOC							$ 8,000,000
Percentage of beneficial ownership							9.99%
Minimum [Member] | Helena Global Investment Opportunities I Ltd [Member]
Equity Line of Credit (“ELOC”) [Line Items]
Value of shares reserved for issuance under equity line of credit																					$ 40,000,000
Net proceeds				$ 7,500,000